Loss Per Share	12 Months Ended
Dec. 31, 2022
Loss Per Share
Loss Per Share

23. Loss Per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 for the years ended December 31, 2021 and 2022 as follows:

	For the Years Ended December 31,
	2020	2021	2022
Numerator:
Net loss	(151,657)	(321,455)	(2,032,348)
Accretion on convertible redeemable preferred shares to redemption value	(651,190)	—	—
Effect of exchange rate changes on convertible redeemable preferred shares	10,862	—	—
Less: Net loss attributable to noncontrolling interests	—	—	(20,133)
Net loss attributable to ordinary shareholders of Li Auto Inc.	(791,985)	(321,455)	(2,012,215)
Including: Net loss from continuing operations attributable to ordinary shareholders of Li Auto Inc.	(806,358)	(321,455)	(2,012,215)
Net income from discontinued operations attributable to ordinary shareholders of Li Auto Inc.	14,373	—	—

Denominator:
Weighted average ordinary shares outstanding—basic and diluted	870,003,278	1,853,320,448	1,941,230,998

Basic and diluted net loss per share from continuing operations attributable to ordinary shareholders of Li Auto Inc.	(0.93)	(0.17)	(1.04)
Basic and diluted net income per share from discontinued operations attributable to ordinary shareholders of Li Auto Inc.	0.02	—	—
Basic and diluted net loss per share attributable to ordinary shareholders of Li Auto Inc.	(0.91)	(0.17)	(1.04)

For the years ended December 31, 2020, 2021 and 2022, the Company had ordinary equivalent shares, including preferred shares, options and RSUs granted, an unsecured convertible corporate loan issued in November 2017 and convertible debt (shares subject to conversion) issued in April 2021 (Note 13). As the Group incurred a loss for each of the periods ended December 31, 2020, 2021 and 2022, these ordinary equivalent shares were determined to be anti-dilutive and excluded from the calculation of diluted loss per share of the Company. The weighted average numbers of preferred shares, options and RSUs granted, unsecured corporate loan and convertible debt (shares subject to conversion) excluded from the calculation of diluted loss per share of the Company were 669,666,355, 54,605,925, 22,639,154 and nil for the year ended December 31, 2020, nil, 72,791,430, nil and 44,853,801 for the year ended December 31, 2021, and nil, 91,499,552, nil, and 60,861,105 for the year ended December 31, 2022, respectively.